Fair Value of Financial Instruments and Investments - Schedule of Significant Assumptions Used for Valuation (Detail) (USD $)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Series B purchase rights [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise price	$ 0.1485	$ 0.1297
Expected life (in years)	0 years	4 months 13 days
Risk-free interest rate	0.06%	0.04%
Expected volatility	55.00%	40.00%
Series B purchase rights [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise price	$ 0.1823	$ 0.1823
Expected life (in years)	1 year	1 year 10 months 13 days
Risk-free interest rate	0.10%	0.25%
Expected volatility	85.00%	60.00%
Warrant liabilities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value of preferred shares		$ 0.1485	$ 0.1297
Expected volatility		63.23%	65.02%
Warrant liabilities [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise price	$ 0.1297	$ 0.1297	$ 0.1297
Fair value of preferred shares	$ 0.23
Expected life (in years)	1 month 13 days	3 months 4 days	1 year 3 months 4 days
Risk-free interest rate	0.01%	0.07%	0.27%
Expected volatility	70.00%
Warrant liabilities [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise price	$ 0.9658	$ 0.9658	$ 0.9658
Fair value of preferred shares	$ 0.90
Expected life (in years)	5 years 8 months 1 day	7 years	7 years 2 months 1 day
Risk-free interest rate	1.75%	1.69%	1.39%
Expected volatility	85.00%